AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

August 8, 2007

RECD S.E.C.
AUG 0 8 2007
1086

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

CERT AMX 1-33649

Dear Ms. Peters:

This is to certify that on August 7, 2007 the American Stock Exchange LLC (the "Exchange") received from Pacific Booker Minerals Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Shares, no par value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely, MJT

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

07073874

cc: Herbert Scholl

PROCESSED
AUG 0 9 2007
THOMSON
FINANCIAL

END